Bank Loans - Additional Information (Detail) $ in Thousands, $ in Thousands, ¥ in Millions										12 Months Ended
	Mar. 23, 2023	Sep. 23, 2022	Mar. 23, 2021 USD ($) Instalments	Mar. 23, 2021 SGD ($) Instalments	Apr. 30, 2020 SGD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 SGD ($)	Aug. 30, 2019 CNY (¥)	Sep. 18, 2018 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Sep. 03, 2021 SGD ($)	Mar. 16, 2021 USD ($)	Dec. 22, 2020	Mar. 18, 2020 SGD ($)	Oct. 16, 2019 SGD ($)	Aug. 30, 2019 SGD ($)	Aug. 30, 2019 CNY (¥)	Apr. 29, 2019 SGD ($)
Statements [Line Items]
Notional amount															$ 43,700				$ 5,000			$ 56,500
Current borrowings											$ 13,847		$ 0	$ 0
Line Of Credit Maximum Borrowing Capacity | ¥																					¥ 12
Proceeds from borrowings, classified as financing activities								¥ 3			$ 252,658	$ 12,000
TDCX KY [Member]
Statements [Line Items]
Percentage of interest acquired																	100.00%
Bridging Loan Agreement [Member]
Statements [Line Items]
Notional amount					$ 5,000
Borrowings, interest rate					2.50%
Borrowings, maturity					August 1, 2025
Repayments of current borrowings										$ 900
Borrwings amount installmemt period					53 days
Bottom of range [member] | TDCXHs [Member]
Statements [Line Items]
Net worth of tangible assets														$ 42,000
Debt equity ratio													3	3
Bottom of range [member] | TDCX SG [Member]
Statements [Line Items]
Net worth of tangible assets														$ 25,000
Debt equity ratio													2	2
Debt service coverage ratio													2	2
Debt EBITDA Ratio													2	2
Interest Rate Derivatives Facility [Member]
Statements [Line Items]
Notional amount																						7,600
Interest Rate Derivatives Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															3,500
Interest Rate Derivatives Facility [Member] | Bottom of range [member]
Statements [Line Items]
Notional amount																			7,600
Interest Rate Derivatives Facility [Member] | Top of range [member]
Statements [Line Items]
Notional amount																			$ 3,500
Advance Facility [Member]
Statements [Line Items]
Notional amount																						20,000
Borrowings, interest rate																		1.25%	1.25%
Drew down loans																		$ 7,000	$ 10,000
Advance Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															20,000
Refinancing Facility [Member]
Statements [Line Items]
Notional amount																						27,400
Bankers Guarantee [Member]
Statements [Line Items]
Notional amount																						$ 1,500
Foreign Exchange Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															5,000
Multicurrency Specific Advance Facility [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															13,700
Current borrowings														$ 1,500
Reduction in the facility limit per quarter										$ 1,500
Bankers Gurantee [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															1,500
Standby Letter Of Credit [Member] | Revised Credit Facility With The Lender One [Member]
Statements [Line Items]
Notional amount															$ 2,000
Facility IV [Member] | 2021 Loan [Member]
Statements [Line Items]
Repayment of loan extension period			12 months	12 months
Number of installments for repayment of loan | Instalments			3	3
First installment basis			first	first
Percentage of principal amount outstanding on loans	25.00%	25.00%
Principal payment of first installment loan due period	24 months
Second installment basis			second	second
Principal payment of second instalment loan due period		30 months
Principal payment of third installment loan due period	36 months
Percentage of principal amount deposited in collateralized bank			80.00%	80.00%
Facility IV [Member] | TDCX KY [Member]
Statements [Line Items]
Percentage of interest acquired			100.00%	100.00%
Facility IV [Member] | TDCX KY [Member] | 2021 Loan [Member]
Statements [Line Items]
Proceeds from borrowing distributed as loan			$ 188,000	$ 252,000
Facility IV [Member] | Credit Facility Agreement [Member] | Third Party Financial Institution [Member]
Statements [Line Items]
Borrowings																$ 188,000
Facility IV [Member] | Bottom of range [member] | London Interbank Offered Rate LIBOR [Member] | 2021 Loan [Member]
Statements [Line Items]
Borrowings, interest rate			3.15%	3.15%
Facility IV [Member] | Top of range [member] | London Interbank Offered Rate LIBOR [Member] | 2021 Loan [Member]
Statements [Line Items]
Borrowings, interest rate			3.45%	3.45%
Financial Institution [Member]
Statements [Line Items]
Notional amount									$ 30,400
Borrowings, interest rate									3.00%
Borrowings, maturity									October 17, 2023
Borrwings amount installmemt period									20 days
Revolving Credit Facility [Member] | Facility III [Member]
Statements [Line Items]
Borrowings adjustment to interest rate						1.00%														1.00%	1.00%
Line Of Credit Maximum Borrowing Capacity																				$ 2,500
Borrowings, interest rate basis						one-year loan prime rate plus 1%.	one-year loan prime rate plus 1%.	one-year loan prime rate plus 1%.
Proceeds from borrowings, classified as financing activities						$ 600	$ 600
letter Of Credit [Member] | Facility III [Member]
Statements [Line Items]
Line Of Credit Maximum Borrowing Capacity						$ 2,000
Net Worth, Minimum compliance | ¥																					¥ 18